Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of other benefits of members of the board of directors (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Board directors
Other benefits
Advances	€ 0	€ 0
Loans granted	230	262
Pension funds and plans: Endowments and/or contributions	1,284	1,208
Pension funds and plans: Accumulated rights	90,265	82,578
Life insurance premiums	634	928
Guarantees provided for directors	0	0
Former board directors
Other benefits
Pension funds and plans: Accumulated rights	€ 41,098	€ 42,662